Income Taxes - Summary of Movements in Temperory Differences (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	$ 930
Recognized in equity	(3,202)	$ (3,140)	$ (395)
Total	595	930
Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	14,577	3,434
Recognized in earning	(3,095)	1,296
Recognized in equity	0	714
Business acquisition	270	9,133
Total	11,752	14,577	3,434
Deferred Tax Assets | Losses available for carryforward and other tax deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	13,669	3,395
Recognized in earning	(2,884)	1,141
Recognized in equity	0	0
Business acquisition	267	9,133
Total	11,052	13,669	3,395
Deferred Tax Assets | Deferred financing costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	908	39
Recognized in earning	(211)	155
Recognized in equity	0	714
Business acquisition	3	0
Total	700	908	39
Deferred Tax Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(13,647)	(5,036)
Recognized in earning	6,297	1,844
Recognized in equity	0	0
Business acquisition	(3,807)	(10,455)
Total	(11,157)	(13,647)	(5,036)
Deferred Tax Liabilities | Intangibles and goodwill
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(11,499)	(2,906)
Recognized in earning	6,310	1,862
Recognized in equity	0	0
Business acquisition	(2,684)	(10,455)
Total	(7,873)	(11,499)	(2,906)
Deferred Tax Liabilities | Tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(1,909)	(1,752)
Recognized in earning	52	(157)
Recognized in equity	0	0
Business acquisition	(1,125)	0
Total	(2,982)	(1,909)	(1,752)
Deferred Tax Liabilities | Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	(239)	(378)
Recognized in earning	(65)	139
Recognized in equity	0	0
Business acquisition	2	0
Total	(302)	(239)	(378)
Net Carrying Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Opening balance	930	(1,602)
Recognized in earning	3,202	3,140
Recognized in equity	0	714
Business acquisition	(3,537)	(1,322)
Total	$ 595	$ 930	$ (1,602)